Annual Fund Operating Expenses (Vanguard Short-Term Corporate Bond Index Fund Institutional)	Vanguard Short-Term Corporate Bond Index Fund Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.09%